Risk Management Overview	12 Months Ended
Jun. 30, 2026
Risk Management Overview [Abstract]
RISK MANAGEMENT OVERVIEW

23. RISK MANAGEMENT OVERVIEW

The overall financial risk management objective of the Group is to optimize its shareholder value and not to engage in speculative transactions.

The Group is exposed mainly to market risk (which comprises interest rate risk), credit risk and liquidity and cash flow risk arising from their business activities.

(a)	Market risk: Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of the financial instruments of the Group and of the Company will fluctuate because of changes in market interest rates. The exposure to market risk of the Group for changes in interest rates relates primarily to the deposits placed with licensed banks of the Group.

Sensitivity analysis for interest rate risk

The Group is not exposed to interest rate risk as the interest-bearing financial instruments carry fixed interest rates. As such, sensitivity analysis is not disclosed.

(b)	Credit risk

Exposure to credit risk arises mainly from sales made on credit terms. The Group controls the credit risk on sales by ensuring that its customers have sound financial position and credit history. The Group also seeks to invest cash assets safely and profitably with approved financial institutions in line with the policy of the Group.

Exposure to credit risk

At the end of each reporting period, the maximum exposure to credit risk of the Group and of the Company is represented by the carrying amount of each class of financial assets recognized in the consolidated statements of financial position. Information regarding credit enhancement for trade receivables, net, other receivables, deposits and prepayments, net and cash and bank balances are disclosed in Notes 7, 8 and 9 respectively.

(c)	Liquidity and cash flow risk

Liquidity and cash flow risks are the risks that the Group and the Company will not be able to meet their financial obligation when they are fall due. The exposure of the Group and of the Company to liquidity risk are principally from their payable and lease liabilities.

The Group actively manages its debt maturity profile, operating cash flows and the availability of funding so as to ensure that all operating, investing and financing needs are met. In executing its liquidity risk management strategy, the Group measures and forecasts its cash commitments and maintains a level of cash and cash equivalents deemed adequate to finance the activities of the Group.

The analysis of consolidated financial instruments by remaining contractual maturities has been disclosed in Notes 5, 10 and 11 to the consolidated financial statements respectively.

(d)	Foreign currency risk

The Group’s operational activities are mainly denominated in RM. The Group is exposed to foreign currency risk primarily arising from bank balances. The Group currently does not have a foreign currency hedging policy. However, the management closely monitors foreign exchange exposure and will consider hedging significant foreign currency exposure should the need arise.

The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the end of each reporting period are as follows:

	Assets		Liabilities
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	RM	RM	RM	RM
SGD	12,291	-	-	-

Sensitivity analysis

The following table details the Group’s sensitivity to a 5% (June 30, 2025: 5%) decrease in RM against the relevant foreign currencies. The following sensitivity analysis includes only outstanding monetary items denominated in foreign currencies and adjusts their translation at the year end for a 5% change in foreign currency exchange rates, which are the sensitivity rates used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in currencies exchange rates. A positive number below indicates a decrease in loss before taxation when the currency below strengthens 5% against the functional currency of the relevant group entities. For a 5% (June 30, 2025: 5%) weakening of these currencies against RM, there would be an equal and opposite impact on the loss before taxation.

	June 30, 2026	June 30, 2025
	RM	RM
Gain/(loss) in relation to
- SGD	615

(e)	Concentration risk

Details of the customer individually representing 10% or more of the Group’s revenue are as follows:

	For the year ended
	June 30, 2026		June 30, 2025		June 30, 2024
Customer A	70,400,000	30%	69,000,000	35%	*	*
Customer B	*	*	44,000,000	22%	27,000,000	46%
Customer C	131,200,000	56%	23,520,000	12%	*	*
Customer D	*	*	*	*	8,000,000	14%
Customer E	*	*	*	*	17,000,000	29%

*	Less than 10% of total revenue.